HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

Shares			Value
COMMON STOCKS: 95.0%
Airlines: 2.4%
250,000	Spirit Airlines, Inc. [1]		$5,462,500

Apparel: 2.8%
165,000	On Holding AG - Class A 1		6,238,650

Apparel & Shoe Retail: 1.9%
281,900	Duluth Holdings, Inc. - Class B [1]		4,279,242

Auto Manufacturers: 3.9%
150,000	General Motors Co. [1]		8,794,500

Banks: 2.9%
135,000	Wells Fargo & Co.		6,477,300

Biotechnology: 1.7%
15,000	Moderna, Inc. [1]		3,809,700

Building Materials: 10.0%
94,097	Builders FirstSource, Inc. [1]		8,065,054
40,000	Eagle Materials, Inc.		6,658,400
200,000	Hayward Holdings, Inc. [1]		5,246,000
30,000	Owens Corning		2,715,000
			22,684,454
Computers: 4.4%
41,928	CyberArk Software Ltd. [1]		7,265,284
70,000	NCR Corp. [1]		2,814,000
			10,079,284
Energy - Alternate Sources: 1.4%
175,000	Archaea Energy, Inc. - Class A [1]		3,199,000

Entertainment: 2.0%
275,000	Cinemark Holdings, Inc. [1]		4,433,000

Food: 1.2%
30,000	Tyson Foods, Inc. - Class A		2,614,800

Home Builders: 3.1%
200,000	Taylor Morrison Home Corp. [1]		6,992,000

Insurance: 2.5%
100,000	American International Group, Inc.		5,686,000

Internet: 11.4%
50,000	Airbnb, Inc. - Class A [1]		8,324,500
125,000	Revolve Group, Inc. - Class A [1]		7,005,000
100,000	Snap, Inc. - Class A [1]		4,703,000
135,000	Uber Technologies, Inc. [1]		5,660,550
			25,693,050
Iron & Steel: 6.2%
375,000	Cleveland-Cliffs, Inc. [1]		8,163,750
163,000	Commercial Metals Co.		5,915,270
			14,079,020
Leisure Time: 7.5%
325,000	Callaway Golf Co. [1]		8,918,000
160,000	Norwegian Cruise Line Holdings Ltd. [1]		3,318,400
100,000	Vista Outdoor, Inc. [1]		4,607,000
			16,843,400
Mining: 3.1%
170,000	Freeport-McMoRan, Inc.		7,094,100

Office Supplies Retail: 0.5%
50,000	Cricut, Inc. - Class A [1]		1,104,500

Oil & Gas Exploration & Production: 2.9%
100,000	Chesapeake Energy Corp.		6,452,000

Oil Companies Exploration & Production: 3.3%
200,000	Matador Resources Co.		7,384,000

Restaurants: 2.7%
2,134,382	Luby's, Inc. [1,2]		6,104,332

Semiconductors: 9.1%
65,000	Micron Technology, Inc.		6,054,750
110,000	ON Semiconductor Corp. [1]		7,471,200
28,000	Skyworks Solutions, Inc.		4,343,920
25,000	Wolfspeed, Inc. [1]		2,794,250
			20,664,120
Software: 1.2%
10,000	Twilio, Inc. - Class A [1]		2,633,400

Textiles: 2.5%
1,000,000	The Dixie Group, Inc. [1,2]		5,730,000

U.S. Royalty Trusts: 4.4%
8,000	Texas Pacific Land Corp.		9,990,960

TOTAL COMMON STOCKS
(Cost $148,473,657)			214,523,312

Contracts
(100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 2.3% [1]
Home Furnishings: 0.4%
500	Williams-Sonoma, Inc., Expiration: January 2022, Exercise Price: $150.00	$8,456,500	990,000

Internet: 1.5%
35	Alphabet, Inc. - Class A, Expiration: January 2022, Exercise Price: $2,500.00	10,127,565	1,403,675
350	DoorDash, Inc. - Class A, Expiration: February 2022, Exercise Price: $150.00	5,211,500	389,375
375	Meta Platforms, Inc. - Class A, Expiration: March 2022, Exercise Price: $300.00	12,613,125	1,651,875
			3,444,925
Media: 0.4%
800	Nexstar Media Group, Inc., Expiration: March 2022, Exercise Price: $150.00	12,078,400	800,000

TOTAL CALL OPTIONS PURCHASED
(Cost $7,837,705)			5,234,925

EXCHANGE TRADED FUNDS: 1.5%
40,000	Direxion Daily Small Cap Bull 3X Shares		3,390,000

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,095,969)			3,390,000

TOTAL INVESTMENTS IN SECURITIES: 98.8%
(Cost $159,407,331)			223,148,237
Other Assets in Excess of Liabilities: 1.2%			2,782,805
TOTAL NET ASSETS: 100.0%			$225,931,042

[1]	Non-income producing security.
[2]	Company is an "affiliated person" of the Hodges Fund (the "Fund"), as defined in the Investment Company Act of 1940.

Hodges Fund
Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$214,523,312	$-	$-	$214,523,312
Call Options Purchased	-	5,234,925	-	5,234,925
Exchange-Traded Funds	3,390,000	-	-	3,390,000
Total Investments in Securities	$217,913,312	$5,234,925	$-	$223,148,237

Affilates Common Stocks	Share Balance December 31, 2021	Value March 31, 2021	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2021	Dividend Income
The Dixie Group, Inc. [1]	1,000,000	$2,970,000	$-	$-	$-	$2,760,000	$5,730,000	$-
Luby's, Inc. [1]	2,134,382	7,531,887	-	(4,820,635)	(173,248)	3,566,328	6,104,332	-
Total					$(173,248)	$6,326,328	$11,834,332	$-

[1] Non-income producing security.

The Fund did not have investments in majority-owned subsidiaries or controlled companies.